UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 DECEMBER 2001

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Capital (VA Partners, LLC)
           -----------------------------------------------------
           One Maritime Plaza, Suite 1400
           -----------------------------------------------------
           San Francisco, CA  94111
           -----------------------------------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Partner
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA     14 FEBRUARY 2002
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       15
                                             ---------------
Form 13F Information Table Value Total:       $445,491
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE

VA Partners, LLC


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                      Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer            Title of class  CUSIP     (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                 COM       052769106    5,609     150,500       Sh           Sole      N/A     150,500
-----------------------------------------------------------------------------------------------------------------------------------
First Health Group Corp        COM       320960107    16,452    665,000       Sh           Sole      N/A     665,000
-----------------------------------------------------------------------------------------------------------------------------------
Gartner Group, Inc.            COM       366651107    70,994    6,073,100     Sh           Sole      N/A     6,073,100
-----------------------------------------------------------------------------------------------------------------------------------
Gartner Group, Inc.            CL B      366651206    32,691    2,918,900     Sh           Sole      N/A     2,918,900
-----------------------------------------------------------------------------------------------------------------------------------
Insurance Auto Auctions, Inc.  COM       457875102    27,075    1,866,000     Sh           Sole      N/A     1,866,000
-----------------------------------------------------------------------------------------------------------------------------------
Key3Media Group, Inc.          COM       49326R104    5,330     1,000,000     Sh           Sole      N/A     1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
LeCroy Corp                    COM       52324W109    26,846    1,475,072     Sh           Sole      N/A     1,475,072
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Corp                   COM       530370105    17,097    415,500       Sh           Sole      N/A     415,500
-----------------------------------------------------------------------------------------------------------------------------------
Lifeline Systems, Inc.         COM       532192101    20,546    858,600       Sh           Sole      N/A     858,600
-----------------------------------------------------------------------------------------------------------------------------------
MedQuist, Inc.                 COM       584949101    36,711    1,255,100     Sh           Sole      N/A     1,255,100
-----------------------------------------------------------------------------------------------------------------------------------
Mentor Corp                    COM       587188103    66,439    2,326,300     Sh           Sole      N/A     2,326,300
-----------------------------------------------------------------------------------------------------------------------------------
Per-Se Technologies            COM       713569309    37,264    3,466,456     Sh           Sole      N/A     3,466,456
-----------------------------------------------------------------------------------------------------------------------------------
Redwood Trust, Inc.            COM       758075402    30,861    1,273,700     Sh           Sole      N/A     1,273,700
-----------------------------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                COM       879131100    23,570    914,300       Sh           Sole      N/A     914,300
-----------------------------------------------------------------------------------------------------------------------------------
Key3Media Group, Inc.          PFD       9395689      28,000    1,000,000     Sh           Sole      N/A     1,000,000
-----------------------------------------------------------------------------------------------------------------------------------